Income tax credit - Current tax and Deferred tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current tax
Total current tax (expense)/credit	£ (1,994)	£ (905)	£ 4,682
Deferred tax
Total deferred tax credit	19,559	4,801	29,431
Total tax expense
Total income tax credit	17,565	3,896	34,113
UK and US
Current tax
Current tax on loss for the year	(270)	(217)	5,084
Adjustment in respect of previous years	23	(116)	223
UK
Deferred tax
Origination and reversal of temporary differences	19,663	5,176	29,142
Adjustment in respect of previous years	(104)	(375)	289
Total deferred tax credit	19,559	4,801	29,431
Other than UK and US
Current tax
Current tax on loss for the year	£ (1,747)	£ (572)	£ (625)